Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2045 Portfolio℠
March 31, 2024
VIPIFF2045-NPRT1-0524
1.9909105.100
Equity Funds - 91.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	5,139	288,452
VIP Emerging Markets Portfolio Investor Class (a)	38,502	417,747
VIP Equity-Income Portfolio Investor Class (a)	8,774	234,516
VIP Growth & Income Portfolio Investor Class (a)	10,872	321,915
VIP Growth Portfolio Investor Class (a)	4,531	478,188
VIP Mid Cap Portfolio Investor Class (a)	1,852	73,864
VIP Overseas Portfolio Investor Class (a)	33,392	923,278
VIP Value Portfolio Investor Class (a)	8,129	164,297
VIP Value Strategies Portfolio Investor Class (a)	4,651	81,577
TOTAL EQUITY FUNDS (Cost $2,609,358)		2,983,834

Fixed-Income Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,200	37,922
Fidelity International Bond Index Fund (a)	73	668
Fidelity Long-Term Treasury Bond Index Fund (a)	21,862	212,936
VIP High Income Portfolio Investor Class (a)	1,886	8,768
VIP Investment Grade Bond II Portfolio Investor Class (a)	621	5,840
TOTAL FIXED-INCOME FUNDS (Cost $269,903)		266,134

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,879,261)	3,249,968
NET OTHER ASSETS (LIABILITIES) - 0.0%	83
NET ASSETS - 100.0%	3,250,051

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,017	10,511	30,599	20	(929)	922	37,922
Fidelity International Bond Index Fund	14,892	2,766	16,960	101	260	(290)	668
Fidelity Long-Term Treasury Bond Index Fund	165,756	61,248	8,085	1,471	(347)	(5,636)	212,936
VIP Contrafund Portfolio Investor Class	230,819	30,038	11,435	977	257	38,773	288,452
VIP Emerging Markets Portfolio Investor Class	352,114	60,562	9,255	326	363	13,963	417,747
VIP Equity-Income Portfolio Investor Class	187,159	35,065	5,729	1,124	52	17,969	234,516
VIP Growth & Income Portfolio Investor Class	257,189	44,166	8,410	1,822	110	28,860	321,915
VIP Growth Portfolio Investor Class	382,282	57,012	17,644	5,992	359	56,179	478,188
VIP High Income Portfolio Investor Class	7,333	1,364	89	3	(2)	162	8,768
VIP Investment Grade Bond II Portfolio Investor Class	50,144	3,209	46,963	11	(694)	144	5,840
VIP Mid Cap Portfolio Investor Class	58,622	10,652	2,403	1,170	48	6,945	73,864
VIP Overseas Portfolio Investor Class	751,475	121,602	11,016	3,072	423	60,794	923,278
VIP Value Portfolio Investor Class	130,647	28,871	4,997	3,022	50	9,726	164,297
VIP Value Strategies Portfolio Investor Class	64,622	14,237	2,974	979	69	5,623	81,577
	2,711,071	481,303	176,559	20,090	19	234,134	3,249,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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